UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact Name of Registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip code)

Joseph W. McInerney,

President and Principal Executive Officer

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1.	Reports to Stockholders.

NT ALPHA STRATEGIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

6	STATEMENT OF OPERATIONS

7	STATEMENTS OF CHANGES IN NET ASSETS

8	STATEMENT OF CASH FLOWS

9	FINANCIAL HIGHLIGHTS

10	NOTES TO THE FINANCIAL STATEMENTS

16	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2009 (UNAUDITED)

Rounded to thousands, except per unit data	NT ALPHA STRATEGIES FUND
ASSETS:
Investments in Sub-Funds, at fair value (Cost $254,796,000)	$273,664,000
Cash and cash equivalents	47,192,000
Deposit on pending investments in Sub-Funds	18,000,000
Receivable for Sub-Fund investments sold	2,021,000
Receivable for fund shares sold	13,989,000
Prepaid and other assets	89,000
Total Assets	354,955,000
LIABILITIES:
Capital subscriptions received in advance	13,892,000
Payable to unit holders	4,810,000
Payable to affiliates:
Investment management fees	786,000
Administration fees	26,000
Custody and accounting fees	5,000
Transfer agent fees	3,000
Trustee fees	1,000
Other accrued liabilities	93,000
Total Liabilities	19,616,000
Net Assets	$335,339,000
ANALYSIS OF NET ASSETS:
Net capital	$322,799,000
Accumulated net investment loss	(10,327,000)
Accumulated undistributed net realized gain	3,999,000
Net unrealized appreciation on investments	18,868,000
Net Assets	$335,339,000

Units Outstanding (unlimited authorization)	27,331,000

Net Asset Value, Per Unit	$12.27

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	2	SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	SEPTEMBER 30, 2009 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 81.6%
Commodity Trading Advisor – 8.9%
(Cost $29,148,000)
BlueTrend Fund, L.P.	$8,142,000
Crabel Fund, L.P., Class A&F	11,171,000
Tiverton Investments, LLC	10,668,000
29,981,000
Convertible Bond Arbitrage – 3.7%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	12,244,000
Distressed – 3.1%
(Cost $10,744,000)
Strategic Value, L.P.	6,354,000
York Credit Opportunities Fund, L.P.	3,996,000
10,350,000
Emerging Markets – 2.7%
(Cost $8,560,000)
Artha Emerging Markets	8,945,000
Hermitage Global Partners, L.P.	48,000
8,993,000
Equity Market Neutral – 4.0%
(Cost $10,924,000)
O’Connor Global Fundamental Long/Short, LLC	13,199,000
Temujin Fund, L.P.	298,000
13,497,000
Event Driven – 3.3%
(Cost $9,301,000)
Paulson Advantage Plus, L.P. †	6,772,000
TCM Spectrum Fund, L.P. *	80,000
Tennenbaum Multi-Strategy Fund I, LLC	4,285,000
11,137,000
Fixed Income Arbitrage – 3.4%
(Cost $10,279,000)
Nephila Catastrophe Fund, L.P. *	6,765,000
Triton Fund, L.P. *	4,390,000
Triton Ike Recovery, L.P.	29,000
Triton Universus Recovery, L.P. *	273,000
11,457,000
Global Macro – 4.9%
(Cost $18,000,000)
Balestra Capital Partners, L.P.	8,164,000
Epoch Capital Partners, L.P.	8,306,000
16,470,000
Non-U.S. Equity Hedge – 9.7%
(Cost $28,624,000)
InvestCorp WMG Asia Fund, LLC	6,011,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	14,159,000
Zebedee Focus Fund Limited	12,296,000
32,466,000
Non-U.S. Multi-Strategy – 0.9%
(Cost $3,743,000)
Evolution Master Fund, L.P.	3,058,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 81.6% – continued
Relative Value – 3.3%
(Cost $10,000,000)
North Pole Capital	$10,991,000
Sector Hedge – 7.9%
(Cost $23,800,000)
Camber Capital Fund, L.P.	9,985,000
Expo Health Sciences Fund, L.P.	7,325,000
STG Capital Partners, QP L.P.	9,195,000
26,505,000
Short Bias – 3.2%
(Cost $9,189,000)
Dialectic Antithesis Partners, L.P. †	10,643,000
Special Situations – 5.7%
(Cost $18,000,000)
Mak One Fund, L.P.	8,540,000
Senator Global Opportunity, L.P.	10,675,000
19,215,000
Statistical Arbitrage – 4.6%
(Cost $14,448,000)
AQR Global Stock Selection Institutional Fund, L.P.	6,232,000
BlueMatrix, L.P.	9,321,000
15,553,000
U.S. Equity Hedge – 12.3%
(Cost $37,783,000)
Alydar QP Fund, L.P.	10,103,000
Avesta Fund, L.P.	10,612,000
Bluefin Investors, L.P.	9,308,000
CCM Small Cap Value Fund, L.P.	528,000
Harvest Small Cap Partners, L.P.	10,553,000
41,104,000
Total Sub-Funds
(Cost $254,796,000)	273,664,000

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT – 14.1%
Bank of America, Canada, Eurodollar Time Deposit, 0.03%, 10/1/09	$47,107,000	$47,107,000
Total Cash Equivalent
(Cost $47,107,000)		47,107,000

TOTAL INVESTMENTS – 95.7%
(Cost $301,903,000)		320,771,000
Other Assets less Liabilities – 4.3%		14,568,000
NET ASSETS – 100.0%		$335,339,000

* During the current period, a portion of the underlying investments’ value in the TCM Spectrum Fund, L.P., Nephila Catastrophe Fund, L.P., Triton Fund, L.P. and Triton Universus Recovery Fund, L.P. was held in a side pocket arrangement. The Fund will not be able to redeem such value from any

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 3.5% of the Fund’s net assets are in side pocket arrangements.

† The Fund has the ability to request withdrawals or redemptions of its investments on a quarterly basis, based on the Sub-Fund’s governing agreements. The investment advisers of the Sub-Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of September 30, 2009 there were no such restrictions imposed by the Sub-Funds.

Sub-Fund investments are non-income producing.

At September 30, 2009, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	8.9%
Convertible Bond Arbitrage	3.7
Distressed	3.1
Emerging Markets	2.7
Equity Market Neutral	4.0
Event Driven	3.3
Fixed Income Arbitrage	3.4
Global Macro	4.9
Non-U.S. Equity Hedge	9.7
Non-U.S. Multi-Strategy	0.9
Relative Value	3.3
Sector Hedge	7.9
Short Bias	3.2
Special Situations	5.7
Statistical Arbitrage	4.6
U.S. Equity Hedge	12.3
Cash, Cash Equivalents and Other Assets less Liabilities	18.4
Total	100.0%

At September 30, 2009, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 17.1%	$40,864,000	$46,754,000
United States – 82.9%	213,932,000	226,910,000
Total		$273,664,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Sub-Funds
Commodity Trading Advisor	$ —	$ —	$29,981	$29,981
Convertible Bond Arbitrage	—	—	12,244	12,244
Distressed	—	—	10,350	10,350
Emerging Markets	—	—	8,993	8,993
Equity Market Neutral	—	—	13,497	13,497
Event Driven	—	—	11,137	11,137
Fixed Income Arbitrage	—	—	11,457	11,457
Global Macro	—	—	16,470	16,470
Non-U.S. Equity Hedge	—	—	32,466	32,466
Non-U.S. Mulit-Strategy	—	—	3,058	3,058
Relative Value	—	—	10,991	10,991
Sector Hedge	—	—	26,505	26,505
Short Bias	—	—	10,643	10,643
Special Situations	—	—	19,215	19,215
Statistical Arbitrage	—	—	15,553	15,553
U.S. Equity Hedge	—	—	41,104	41,104
Cash Equivalents	—	47,107	—	47,107
Total Investments	$ —	$47,107	$273,664	$320,771

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	4	SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN/ LOSS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/ OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/09 (000S)

Sub-Funds
Commodity Trading Advisor	$33,094	$1,048	$(1,161)	$(3,000)	$ —	$29,981
Convertible Bond Arbitrage	7,724	—	2,520	2,000	—	12,244
Distressed	12,319	961	1,020	(3,950)	—	10,350
Emerging Markets	3,289	(5,016)	4,019	6,701	—	8,993
Equity Market Neutral	10,950	(43)	429	2,143	—	13,479
Event Driven	17,208	6,000	(4,058)	(8,022)	—	11,128
Fixed Income Arbitrage	9,469	—	792	1,211	—	11,472
Global Macro	16,434	53	(907)	890	—	16,470
Macro Emerging Markets	65	1,407	20	(1,492)	—	—
Non-U.S. Equity Hedge	24,688	548	3,048	4,182	—	32,466
Non-U.S. Multi-Strategy	6,507	(609)	214	(3,054)	—	3,058
Relative Value	—	—	991	10,000	—	10,991
Sector Hedge	18,050	671	955	6,829	—	26,505
Short Bias	18,069	1,739	(4,165)	(5,000)	—	10,643
Special Situations	—	—	1,215	18,000	—	19,215
Statistical Arbitrage	13,651	—	902	1,000	—	15,553
U.S. Equity Hedge	31,650	323	969	8,174	—	41,116
Total Investments	$223,167	$7,082	$6,803	$36,612	$ —	$273,664

The amount of change in unrealized gains due to investments in level 3 securities still held at September 30, 2009 was $3,411,000, which is included in the Statement of Operations in net change in unrealized appreciation on investments.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

Rounded to thousands	NT ALPHA STRATEGIES FUND
INVESTMENT INCOME:
Interest income on cash equivalents	$178,000
Total Investment Income	178,000
EXPENSES:
Investment management fees	1,495,000
Administration fees and expenses	149,000
Custody and accounting fees	35,000
Transfer agent fees	15,000
Audit Fees	70,000
Insurance	71,000
Legal Fees	75,000
Printing	15,000
Trustee fees and expenses	61,000
Other	4,000
Total Net Expenses	1,990,000
Net Investment Loss	(1,812,000)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	7,082,000
Net change in unrealized appreciation on investments	6,803,000
Net Gain on Investments	13,885,000
Net Increase in Net Assets Resulting from Operations	$12,073,000

See Accompanying Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	6	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

(UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2009

	NT ALPHA STRATEGIES FUND
Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2009
OPERATIONS:
Net investment loss	$(1,812,000)	$(3,366,000)
Net realized gain (loss) on investments	7,082,000	(12,200,000)
Net change in unrealized appreciation (depreciation) on investments	6,803,000	(7,759,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,073,000	(23,325,000)
UNIT TRANSACTIONS:
Capital Subscriptions (5,089,000 and 10,915,000 Units)	61,041,000	138,579,000
Capital Redemptions (701,000 and 1,802,000 Units)	(8,497,000)	(21,571,000)
Net Increase in Net Assets Resulting from Capital Transactions	52,544,000	117,008,000
Total Increase in Net Assets	64,617,000	93,683,000
NET ASSETS:
Beginning of period	270,722,000	177,039,000
End of period	$335,339,000	$270,722,000
Accumulated Net Investment Loss	$(10,327,000)	$(8,515,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

Rounded to thousands	NT ALPHA STRATEGIES FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$12,073,000
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(83,826,000)
Proceeds from disposition of Sub-Funds	57,432,000
Net realized gain on investments	(7,082,000)
Net change in unrealized appreciation on investments	(6,803,000)
Changes in operating assets and liabilities:
Increase in prepaid and other assets	(89,000)
Increase in investment management fees payable	105,000
Decrease in administration fees payable	(14,000)
Decrease in custody and accounting fees payable	(1,000)
Decrease in other accrued liabilities	(35,000)
Net cash flow used in operating activities	(28,240,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	55,649,000
Capital redemptions	(13,163,000)
Net cash flow provided by financing activities	42,486,000
NET INCREASE IN CASH AND CASH EQUIVALENT	14,246,000
Cash and Cash Equivalent—Beginning of period	32,946,000
Cash and Cash Equivalent—End of period	$47,192,000

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	8	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	NT ALPHA STRATEGIES FUND
Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2009 (4) (UNAUDITED)	YEAR ENDED MARCH 31, 2009 (4)	YEAR ENDED MARCH 31, 2008 (4)	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005 (5)
Net Asset Value, Beginning of Period	$11.80	$12.80	$11.65	$10.98	$10.28	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07)	(0.16)	(0.11)	(0.15)	(0.12)	(0.12)
Net realized and unrealized gains (losses)	0.54	(0.84)	1.26	0.82	0.82	0.40
Total from Investment Operations	0.47	(1.00)	1.15	0.67	0.70	0.28
Net Asset Value, End of Period	$12.27	$11.80	$12.80	$11.65	$10.98	$10.28
Total Return (1)	3.96%	(7.82)%	9.89%	6.14%	6.77%	2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$335,339,000	$270,722,000	$177,039,000	$106,069,000	$92,784,000	$68,419,000
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements	1.33%	1.46%	1.61%	1.79%	1.80%	2.40%
Expenses, before waivers and reimbursements	1.33%	1.46%	1.61%	1.88%	2.42%	3.71%
Net investment loss, net of waivers and reimbursements	(1.21)%	(1.32)%	(1.24)%	(1.49)%	(1.45)%	(2.29)%
Net investment loss, before waivers and reimbursements	(1.21)%	(1.32)%	(1.24)%	(1.58)%	(2.07)%	(3.60)%
Portfolio Turnover Rate (3)	15.19%	32.57%	28.61%	29.11%	41.45%	5.65%

(1)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Portfolio turnover rate includes initial and additional investments in Sub-Funds as well as partial and full withdrawals from Sub-Funds.
(4)	Per unit information is calculated using the average units outstanding method.
(5)	Commenced investment operations on September 1, 2004.

Sub-Fund Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in expense ratios.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	9	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

NT Alpha Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following “feeder funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Global Advisors, Inc. (“NTGA”), a subsidiary of Northern Trust Corporation (“NTC”), serves as the investment manager. The Northern Trust Company (“Northern Trust”), is the custodian, fund accountant, transfer agent and sub-administrator to the Fund. Northern Trust Investments, N.A. (“NTI”), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. (“NTSI”), a subsidiary of NTC, serves as placement agent to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTGA, pursuant to delegation from the Board of Trustees (the “Board”). In determining the fair value of each Sub-Fund, NTGA will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in NTGA’s judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of September 30, 2009 the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended March 31, 2005 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

NT ALPHA STRATEGIES FUND	10	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2009 (UNAUDITED)

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund’s net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTGA has agreed to reimburse the Fund for all operating expenses, exclusive of management fees, that exceed 0.50% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2009 as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained The Northern Trust Company as sub-administrator and it is paid directly by NTI for services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2009 as expenses described above did not exceed the threshold.

NTSI serves as the placement agent (the “Placement Agent”) for the Fund. The Placement Agent solicits subscriptions for Common Units on a “best efforts” basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2009, NTI’s investment in the Fund was approximately $12,000 (less than 1% of net assets). The Northern Trust Pension Plan’s investment in the Northern Trust Alpha Strategies Fund, Q.P. was approximately $28.2 million (21% of net assets of the Northern Trust Alpha Strategies Fund, Q.P.).

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000, subject to waiver or modification by NTGA in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2009.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $83,826,000 and proceeds from sales of Sub-Funds of $35,214,000 (excluding short-term investments) for the six months ended September 30, 2009.

At September 30, 2009, the estimated cost of investments for federal income tax purposes was $254,796,000. At September 30, 2009, accumulated net unrealized appreciation on investments was $18,868,000 consisting of $24,665,000 gross unrealized appreciation and $5,797,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholders account at the beginning of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the

SEMIANNUAL REPORT	11	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2009 (UNAUDITED)

extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Fund.

8. BOARD OF TRUSTEES

Each member of the Board who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000, $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings; and $1,000 for each special telephonic meeting.

Also, each Trustee who is not an “affiliated person” of the Trust or the Investment Manager and who serves as the Board chair or a committee chair shall receive an additional retainer of $10,000 per annum from the Trust.

At September 30, 2009, there are a total of four Trustees, of which three trustees are not “interested persons” of the Fund. The Fund reimburses those Trustees who are not “interested persons” for all reasonable out-of-pocket expenses incurred by them in performing their duties.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the most recent 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s Web site at sec.gov.

NT ALPHA STRATEGIES FUND	16	SEMIANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date: December 4, 2009

By	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date: December 4, 2009